Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	OphthaliX, Inc.
Entity Central Index Key	0001218683
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 530	$ 727	$ 3,441
Investment in Parent Company	1,031	828	172
Related company	0	72	0
Other accounts receivable	137	258	3
Total current assets	1,698	1,885	3,616
LONG-TERM ASSETS:
Investment in Parent Company	261	401	1,336
Property and Equipment net	2	0
Total long term assets	263	401
Total assets	1,961	2,286	4,952
CURRENT LIABILITIES:
Related company	420	0	140
Other accounts payable and accrued expenses	162	199	160
Total current liabilities	582	199	300
NON-CURRENT LIABILITIES:
Derivative related to Service Agreement	411	470	1,436
STOCKHOLDERS' EQUITY:
Preferred Stock -Authorized : 1,000,000 shares at December 31, 2012 and 2011, respectively; Issued and Outstanding: 0 shares at December 31, 2012 and 2011, respectively	0	0	0
Common Stock of $ 0.001 par value - Authorized: 100,000,000 shares at December 31, 2012 and 2011, respectively; Issued and Outstanding: 46,985,517 shares at December 31, 2012 and 2011, respectively	47	47	47
Additional Paid-in capital	4,864	4,834	4,614
Accumulated other comprehensive income (loss)	63	0	(44)
Accumulated deficit	(4,006)	(3,264)	(1,401)
Total stockholders' equity	968	1,617	3,216
Total liabilities and stockholders' equity	$ 1,961	$ 2,286	$ 4,952

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par or stated value	$ 0.001		$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	46,985,517	46,985,517	46,985,517
Common Stock, shares outstanding	46,985,517	46,985,517	46,985,517

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Operating expenses:
Research and development	$ 596	$ 508	$ 216	$ 1,827	$ 2,043	$ 2,639
General and administrative	205	202	135	684	819	1,024
Total operating expenses	801	710	351	2,511	2,862	3,663
Financial expenses (income), net	(59)	2,114	1,050	(648)	402	343
Net loss	742	2,824	1,401	1,863	3,264	4,006
Net loss per share:
Basic net loss per share	$ 0.02	$ 0.06	$ (0.04)	$ (0.04)
Diluted net loss per share	$ 0.02	$ 0.06	$ (0.04)	$ (0.06)
Weighted average number of shares of Common Stock used in computing net loss per share	46,985,517	46,985,517	38,349,843	46,985,517
Weighted average number of shares of Common Stock used in computing diluted net loss per share	49,145,619	46,985,517	38,349,843	49,145,618
Unrealized loss (income) from investment in Parent Company, net	(63)	117	44	(44)	0	(63)
Comprehensive loss	$ 679	$ 2,941	$ 1,445	$ 1,819	$ 3,264	$ 3,943

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]
Balance at Jun. 27, 2011		$ 0	$ 36	$ (36)	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 27, 2011			36,000,000
Net Loss for period ending November 21, 2011		(21)	0	0	(21)	0	(21)
Shares issued with respect to reverse acquisition of OphthaliX Inc.		0	6	(6)	0	0
Shares issued with respect to reverse acquisition of OphthaliX Inc. (in shares)			5,540,431
Issuance of shares of Common Stock and warrants, net	[1]	4,661	5	4,656	0	0
Issuance of shares of Common Stock and warrants, net (in shares)	[1]		5,445,086
Unrealized loss from investment in Parent Company							(44)
Net loss for 2012		(1,380)	0	0	(1,380)	0	(1,380)
Net loss		(1,401)
Other comprehensive income (loss), net		(44)	0	0	0	(44)	(1,445)
Balance at Dec. 31, 2011		3,216	47	4,614	(1,401)	(44)
Balance (in shares) at Dec. 31, 2011			46,985,517
Stock based compensation		220	0	220	0	0
Unrealized loss from investment in Parent Company							(136)
Other Than Temporary Impairment Of Investments In Parent Company							180
Net loss		(1,863)	0	0	(1,863)	0	(1,863)
Other comprehensive income (loss), net		44	0	0	0	44	(1,819)
Balance at Dec. 31, 2012		1,617	47	4,834	(3,264)	0
Balance (in shares) at Dec. 31, 2012		17,873,054	46,985,517
Stock based compensation		30	0	30	0	0
Net loss		(742)	0	0	(742)	0
Other comprehensive income (loss), net		63	0	0	0	63
Balance at Mar. 31, 2013		$ 968	$ 47	$ 4,864	$ (4,006)	$ 63
Balance (in shares) at Mar. 31, 2013			46,985,517

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (742)	$ (2,824)	$ (1,401)	$ (1,863)	$ (3,264)	$ (4,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Decrease (increase ) in other account receivables	121	(543)	(3)	(255)	(258)	(137)
Increase in other payables and accrued expenses	(37)	10	160	39	199	162
Decrease (increase) in related company balance	492	198	140	(212)	(72)	420
Changes in fair value of the derivative related to Service Agreement	(59)	2,117	1,048	(966)	82	23
Other than temporary impairment of investment in Parent Company	0	0	0	323	323	323
Stock based compensation	30	68	0	220	220	250
Net cash used in operating activities	(195)	(974)	(56)	(2,714)	(2,770)	(2,965)
Cash flows from investing activities:
Purchase of property and equipment	(2)	0				(2)
Net cash provided by investing activities	(2)	0				(2)
Cash flows from financing activities:
Proceeds from issuance of Common Stock and warrants, net	0	0	3,497	0	3,497	3,497
Net cash provided by financing activities	0	0	3,497	0	3,497	3,497
Change in cash and cash equivalents	(197)	(974)	3,441	(2,714)	727	530
Cash and cash equivalents at the beginning of the period	727	3,441	0	3,441	0	0
Cash and cash equivalents at the end of the period	$ 530	$ 2,467	$ 3,441	$ 727	$ 727	$ 530

GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
OphthaliX Inc. (the "Company" or "OphthaliX") (formerly: "Denali Concrete Management Inc." or "Denali"), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc. Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management in March 2001. The Company was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, remaining as a public shell company in the U.S.

Eye-Fite Ltd. ("Eye-Fite" or the "Subsidiary") was founded on June 27, 2011 in contemplation with the execution of the transaction, between Can-Fite Biopharma Ltd. (the "Parent Company" or "Can Fite") a public company in Israel and the Company, as further detailed in Note 1b below.

The Company and the Subsidiary conduct research and development activities using an exclusive worldwide license for a therapeutic drug CF101 solely for the field of ophthalmic diseases after the consummation of the following transaction. See also Note 1b2.

Following the transaction the Company changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.

b.	Reverse recapitalization transaction and related arrangements:

1.	Recapitalization:

On November 21, 2011, (the "Closing Date") the Company acquired all the outstanding shares of Eye-Fite, in consideration for the issuance by OphthaliX to Can-Fite of 36,000,000 shares (and warrants to purchase shares) of OphthaliX representing, approximately 87% of the fully diluted issued and outstanding share capital of the Company. Immediately prior and as a condition to the closing of the transaction, OphthaliX entered into subscription agreements with new investors (the "New Investors") pursuant to which, OphthaliX received additional funds in amount of $3,330 (excluding $333 of issuance expenses paid in cash) in consideration for issuing of 2,910,456 shares of Common Stock of OphthaliX at a price per share of $1.144.

Consequently, the Company holds 17,873,054 shares of Can-Fite's outstanding Ordinary shares, (approximately 7% of Can-Fite's issued and outstanding share capital as of December 31, 2012).

In addition, OphthaliX issued to Can-Fite 2,097,626 shares of Common Stock of the Company, in exchange for Ordinary shares of Can-Fite valued, at such time of grant, at $2,400.

In accordance with the Israeli Securities Law (1968), Section 15C and related Securities Regulations, the shares issued by Can-Fite to OphthaliX, have a Resale Restriction Period, which consists of one year of full restriction and a liquidation period of eight consecutive quarters, thus OphthaliX will be able to sell 12.5% of Can-Fite's issued shares, every quarter starting from November 21, 2012.

As part of the recapitalization arrangement, Can-Fite made an additional equity investment in OphthaliX in the amount of $500 in consideration with the issuance of an aggregate of 437,005 shares of Common Stock of OphthaliX at a price per share of $1.144.

In contemplation with the recapitalization transaction, it was agreed that for each two shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted by the Company one warrant to acquire one share of Common Stock of the Company. The exercise price of the warrants is $1.72 per share of Common Stock. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non standard anti-dilution provisions.

The transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, Business Combinations. Under reverse capitalization accounting, Eye-Fite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the condensed consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer and a recapitalization at the equity of the accounting acquirer. These condensed consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of Eye-Fite since inception.

2.	License and research and development services from Can-Fite:

In connection with consummation of the transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted Eye-Fite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases ("CF101"). Eye-Fite shall be obligated to make to the USA National Institutes of Health ("NIH"), which its patents are included in the license to Eye-Fite, for as long as the PHS Agreement is in effect, a nonrefundable minimum annual royalty fees and potential future royalties of 4.0% to 5.5% on net sales.

In addition the Company will be obligated to certain milestone payments ranging from $25 to $500 upon the achievement of various development milestones for each indication. Eye-Fite will also be required to make payments of 20% of sublicensing revenues, excluding royalties and net of the required milestone payments. During the first quarter of 2013, the Company has not reached any milestone or earned revenue that would trigger such payments to Can-Fite.

In addition, following the closing of the transaction, an agreement was signed between Can-Fite, OphthaliX and Eye-Fite (the "Service Agreement"). According to the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. According to the Service Agreement, in consideration for Can-Fite's services, Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by Eye-Fite relating to the activities regarding the drug (the "Additional Payment").

According to the Service Agreement, Can-Fite will have the right, at any time until the expiry of 5 years from the closing of the transaction, to convert the Additional Payment into an additional 2,160,102 shares of common stock of the Company (subject to adjustment in certain circumstances).

c.
The Company devotes most of its efforts toward research and development activities. As of March 31, 2013 the Company does not have sufficient capital resources to carry its research and development activities until commercialization of the underlying products.

The Company's inability to raise funds to carry its research and development activities will have severe negative impact on its ability to remain a viable company beyond December 31, 2014. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measure that will allow the coverage of its anticipated budget deficit. Such initiatives may include monetizing part of Company's assets, by intention to realize its investment in Can-Fite's shares. In addition, in February 2013, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company. As of March 31, 2013 the company obligation to Can-Fite amounted to $420. Any such deferred payments will bear interest at a rate of 3% per annum from the due date of each invoice issued by Can-Fite to the Company until the time of payment by the Company.

There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.

NOTE 1:-	GENERAL

a.
OphthaliX Inc. (the "Company" or "OphthaliX") (formerly: "Denali Concrete Management Inc." or "Denali"), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc. Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. in March 2001. The Company was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, remaining as a public shell company in the US.

Eye-Fite Ltd. ("Eye-Fite" or the "Subsidiary") was founded on June 27, 2011 in contemplation with the execution of the transaction, between Can-Fite Biopharma Ltd. (the "Parent Company" or "Can-Fite") a public company in Israel and the Company, as further detailed in Note 1.b. below.

The Company and the Subsidiary conduct research and development activities using an exclusive worldwide license for a therapeutic drug CF101 solely for the field of ophthalmic diseases after the consummation of the following transaction. See also Note 1.b.2.

Following the transaction the Company changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.

b.	Reverse Recapitalization and related arrangements:

1.	Recapitalization:

On November 21, 2011, (the "Closing Date") the Company acquired all the outstanding shares of Eye-Fite, in consideration for the issuance by OphthaliX to Can-Fite of 36,000,000 shares of Common Stock (and warrants to purchase shares of Common Stock) of OphthaliX representing, approximately 87% of the fully diluted issued and outstanding share capital of the Company (the "Reverse Recapitalization"). Immediately prior and as a condition to the closing of the transaction, OphthaliX entered into subscription agreements with new investors (the "New Investors") pursuant to which, OphthaliX received additional funds in amount of $3,330 (excluding $333 of issuance expenses paid in cash) in consideration for issuing of 2,910,456 shares of Common Stock of OphthaliX at a price per share of $1.144.

In addition, OphthaliX issued to Can-Fite, 2,097,626 shares of Common Stock of the Company, in exchange for ordinary shares of Can-Fite valued, at such time of grant, at $2,400.

Consequently, the Company holds 17,873,054 shares of Can-Fite's outstanding Ordinary shares, (approximately 7% of Can-Fite's issued and outstanding share capital as of December 31, 2012).

In accordance with the Israeli Securities Law (1968), Section 15C and related Securities Regulations, the shares issued by Can-Fite to OphthaliX, have a Resale Restriction Period, which consists of one year of full restriction and a liquidation period of eight consecutive quarters, thus OphthaliX will be able to sell 12.5% of Can-Fite's issued shares, every quarter starting from November 21, 2012. See also Note 2.e.

As part of the recapitalization arrangement, Can-Fite made an additional equity investment in OphthaliX in the amount of $500 in consideration with the issuance of an aggregate of 437,005 shares of Common Stock of OphthaliX at a price per share of $1.144.

In contemplation of the Reverse Recapitalization, it was agreed that for each two shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted, by the Company, one warrant to acquire one share of Common Stock of the Company. The exercise price of the warrants is $1.72 per Common share. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non-standard anti-dilution provisions, (See Note 8.b).

The Transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, Business Combinations. Under reverse capitalization accounting, Eye-Fite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer and a recapitalization at the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of Eye-Fite since inception.

2.	License and research and development services from Can-Fite:

In connection with consummation of the transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted Eye-Fite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases ("CF101"). Eye-Fite shall be obligated to make to the USA National Institutes of Health ("NIH"), which its patents are included in the license to Eye-Fite, for as long as the PHS Agreement is in effect, a nonrefundable minimum annual royalty fees and potential future royalties of 4.0% to 5.5% on net sales.

In addition, the Company will be obligated to certain milestone payments ranging from $25 to $500 upon the achievement of various development milestones for each indication. Eye-Fite will also be required to make payments of 20% of sublicensing revenues, excluding royalties and net of the required milestone payments. During 2012 the Company has not reached any milestone or earned revenue that would trigger such payments to Can-Fite.

In addition, following the closing of the transaction, an agreement was signed between Can-Fite, OphthaliX and Eye-Fite (the "Service Agreement"). According to the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. According to the Service Agreement, in consideration for Can-Fite's services, Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by Eye-Fite relating to the activities regarding the drug (the "Additional Payment").

According to the Service Agreement, Can-Fite has the right, at any time until the expiry of 5 years from the closing of the transaction, to convert the Additional Payment into an additional 2,160,102 shares of Common Stock of the Company (subject to adjustment in certain circumstances - See also Note 6).

c.
Since its inception, the Company incurred operating losses and negative cash flows in the amount of $3,264 and $2,770, respectively. The Company devotes most of its efforts toward research and development activities. As of December 31, 2012 the Company does not have sufficient capital resources to carry its research and development activities until commercialization of the underlying products. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measure that will allow the coverage of its anticipated budget deficit. Such initiatives may include monetizing part of Company's assets, by intention to realize its investment in Can-Fite's shares. In addition, In February, 2013, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company.

Any such deferred payments will bear interest at a rate of 3% per annum from the due date of each invoice issued by Can-Fite to the Company until the time of payment by the Company. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012, are applied consistently in these financial statements.

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars, the functional and reporting currency of the Company.

Although the majority of the Company and its Subsidiary's operations are conducted in Israel, most of their expenses are in the U.S dollar. Therefore, the Company's management believes that the U.S dollar is the currency of the primary economic environment in which the Company and its Subsidiary operate.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of comprehensive loss as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from time of deposit.

e.	Investment in Parent Company:

In accordance with ASC320, the accounting for the Company's investment in the equity securities depend on the remaining period of the tradability restriction in its respective market of the shares, described in Note 1.b.

Shares that are restricted for less than one year should be re-measured to reflect fair value at each cutoff date. These securities are classified as available-for-sale securities carried at fair value, with unrealized gains and losses reported as a separate component of shareholders' equity under accumulated other comprehensive loss in the consolidated balance sheets. The rest of the restricted shares that have trade restrictions for more than one year should be accounted as a financial asset, on a cost basis (based on the valuation of an expert as of transaction date).

For investments classified as available-for-sale securities, unrealized gains and losses are recorded in accumulated other comprehensive loss, a separate component of stockholders' equity, realized gains and losses on sales of available-for-sale securities, as determined on a specific identification basis, are included in the consolidated statement of comprehensive loss.

The Company recognizes an impairment charge when a decline in the fair value of its investments in securities is below the cost basis of such securities is judged to be other than temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized as part of financial expenses (income), net in the statement of comprehensive loss and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive loss. During 2012, the Company recorded other than temporary impairment of $323. (See also Note 3).

f.	Research and development expenses:

All research and development costs are expensed as incurred.

g.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected option term represents the period that the Company's stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees.

h.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares of Common Stock, par value $0.001 per share (the "Common Stock") outstanding during each period. Diluted net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each period, plus dilutive potential Common Stock considered outstanding during the period, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding warrants and options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 747,267 and 2,692,972 for the year ended December 31, 2012 and for the period ended December 31, 2011, respectively.

i.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiary provide a full valuation allowance, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognize and to measure uncertain tax positions in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2012 and 2011, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and other account receivables.

Cash and cash equivalents are deposited with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

k.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, marketable securities, accounts receivable, other accounts payable and accrued expenses, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and credit ratings.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

UNAUDITED CONDENSED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL STATEMENTS [Text Block]
NOTE 3:-	UNAUDITED CONDENSED FINANCIAL STATEMENTS

The unaudited Condensed Consolidated Financial Statements of OphthaliX Inc. have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information as well as the instructions to Form 10-Q and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The Condensed Consolidated Balance Sheet as of December 31, 2012, is derived from the audited Consolidated Financial Statements for the year ended December 31, 2012. In the opinion of management, all adjustments, including normal recurring accruals, considered necessary for a fair presentation have been included. The results of operations for the three months ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013, or any future period. The information included in this Quarterly Report on Form 10-Q ("Report") should be read in conjunction with “Management's Discussion and Analysis of Financial Condition and Results of Operations,” “Risk Factors,” “Quantitative and Qualitative Disclosures About Market Risk,” and the Consolidated Financial Statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. Actual results could differ materially from those estimates under different assumptions or conditions.

FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Since the quoted market value of the Company’s Common Stock was based on a sporadically traded stock with little volume, the Company's management determined the Company's stock price fair value based on ASC 820 Fair Value Measurement using the income approach assisted by a third party specialist. Consequently, the Company used the estimated stock price fair value in the underlying assumptions of the computation of the fair value of the derivative related to the Service Agreement.

In accordance with ASC 820, the Company measures part of its investment in parent company and embedded derivatives in the Service Agreement, at fair value. The investment in parent company fair value is based on quoted prices for identical assets in active markets and other inputs (such as risk free interest and volatility) that are directly or indirectly observable in the marketplace. Shares that are restricted for less than one year should be re-measured to reflect fair value at each cutoff date. As a result of such restrictions, the Company adjusted the quoted market price in the Tel-Aviv Stock Exchange of its investment in Parent Company's shares, to reflect the discount that results from the resale restriction provisions. In measuring the fair value the Company used a Protective Put Option model. In estimating the fair value, the Company used Black-Scholes option-pricing model. These securities are classified as available-for-sale securities carried at fair value, with unrealized gains and losses reported as a separate component of shareholders' equity under accumulated other comprehensive loss in the consolidated balance sheets. The rest of the investment in Parent Company that has trade restrictions for more than one year should be accounted as a financial asset, on a cost basis (based on the valuation of an expert as of December 31, 2012). The assets are classified within Level 2 on the fair value hierarchy. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of March 31, 2013 and December 31, 2012.

	March 31, 2013
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$1,031	$399	$632	$-
Derivative related to Service Agreement	(411)	-	-	(411)

Total Financial Assets, net	$620	$399	$632	$(411)

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-
Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

The following table presents the changes in Level 3 instruments measured on a recurring basis for the three months ended March 31, 2013. The Company's Level 3 instruments consist of derivatives.

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436
Change in fair value of derivatives	(966)

Balance at December 31, 2012	470
Change in fair value of derivatives	(59)

Balance at March 31, 2013 (unaudited)	$411

NOTE 7:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its marketable securities and embedded derivatives at fair value. Marketable securities fair value is based on quoted prices for identical assets in active markets and other inputs (such as risk free interest and volatility) that are directly or indirectly observable in the marketplace. The assets are classified within Level 1 and Level 2 on the fair value hierarchy. Derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of December 31, 2012 and 2011.

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-

Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

	December 31, 2011
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$172	$-	$172	$-

Derivative related to Service Agreement	(1,436)	-	-	$(1,436)

Total Financial Assets, net	$(1,264)	$-	$172	$(1,436)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012 and 2011. The Company's Level 3 instruments consist of Derivative (see Note 6).

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives (see Note 6)	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436

Change in fair value of derivatives	(966)

Balance at December 31, 2012	$470

EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 5:-	EQUITY

On December 12, 2012, the Board of Directors approved the appointment of Dr. Gil Ben-Menachem as Chief Executive Officer ("CEO") of the Company effective January 1, 2013. The Board of Directors also approved an Employment Agreement with Dr. Ben-Menachem which became effective on January 1, 2013. The agreement was terminated on February 25, 2013.

In contemplation with the termination of the CEO, subsequent to the balance sheet, the Board of Directors approved the grant of options to Dr. Gil Ben-Menachem. He received options to acquire 39,155 shares of Common Stock of OphthaliX at an exercise price of $1.1757 in accordance with the terms of the Israeli Annex to the employee incentive Plan of OphthaliX and the employee incentive Plan of OphthaliX (collectively, the "Option Plan") and shall expire on February 28, 2023.

On February 28, 2013, the board of Directors approved the appointment of Mr. Barak Singer as the new Chief Executive Officer of the Company effective March 1, 2013. The Board of Directors also approved an amendment dated February 28, 2013 to the existing Employment Agreement and non-competition agreement dated February 22, 2011 between Can-Fite and Mr. Singer whereby Mr. Singer will serve as Chief Executive Officer of OphthaliX while as the same time continuing to serve as Vice-President of Business Development of Can-Fite. He will devote approximately 50% of his time to each position and we will pay one-half of the costs under the Employment Agreement.

Subsequent to the balance sheet date, the Company Board of Directors approved the grant of options to Mr. Singer. In accordance with the option agreement, he shall receive options to acquire 469,855 common stock of OphthaliX at an exercise price of $1.1757 (the “Time Based Options”) and shall expire 10 years from the grant date. The Time Based Options shall vest over a period of three years on a quarterly basis over twelve consecutive quarters from the date of commencement of the employment of the CEO with OphthaliX.

In addition, the Company's Board of Directors also approved the grant of an aggregate of 469,855 options to Mr. Singer, to acquire 469,855 common stock of OphthaliX at an exercise price of $1.1757 in accordance with the terms of the Option Plan, and shall expire 10 years from the grant date. These options shall vest upon the achievement of certain businesses and financial milestones, as defined in the agreement.

NOTE 8:-	SHARE CAPITAL

a.	Shares of Common Stock:

The shares of Common Stock represent the Legal acquirer, meaning OphthaliX's share capital as of the transaction date.

Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.

b.	Warrants:

In contemplation with the Reverse Recapitalization, it was agreed that for each two shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted by the Company one warrant to acquire one share of Common Stock of the Company. The exercise price of the warrants is $1.72 per share of Common Stock. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non standard anti-dilution provisions.

According to ASC 815-40-15 and 25 instructions, the Company's management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e. fix exercise price, no DRP or other provisions that will preclude them from being considered indexed to the Company own stock) the Company's management concluded that the warrants should be classified as equity at inception.

In contemplation of the transaction, the Company issued a total of 532,870 warrants to consultants and brokers involved in the transaction with a fair value in total of $329 (the "Adviser Warrants").

Therefore, the fair value of the Adviser Warrants were accounted as issuance expenses, whereas $304 allocated to equity component and were deducted from additional paid in capital, $ 25 were allocated to a derivative component and expensed immediately as part of financial expenses. All the Adviser Warrants are fully vested. The Company estimates the fair value of Adviser Warrants granted using the Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.92%, dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 76.23% and expected life of the options of 3.72 years. The Warrant's exercise price is $1.144 and the intrinsic value is $458.

On November 12, 2012, the Board of Directors, complying with the undertaking taken as part of the recapitalization of the Company on November 21, 2011, formerly resolved to issue to certain investors and Can-Fite, 1,455,228 and 1,267,315 warrants to acquire 1,455,228 and 1,267,315 shares of Common Stock of the Company, respectively (the "Warrants"). The exercise price of such Warrants is $1.72 per share. The Warrants are exercisable for a period of five years from their date of grant and do not contain any non standard anti-dilution provisions.

c.	Stock option plan and grant:

On January 2, 2012, the Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan was approved by the Company's stockholders and became effective on February 6, 2012. Under the 2012 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, Restricted Stocks and Restricted Stock Units ("RSUs") of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2012 Stock Option Plan the Company reserved for issuance 4,900,000 shares of Common Stock, $0.001 par value each. As of December 31, 2012 the Company has 4,665,000 shares of Common Stock available for future grant under the 2012 Plan.

On January 2013, the Board of Directors approved the adoption of an annex 2012 Plan. See Note 11.

In January 2012, the Company granted to one of its board members, options to purchase 235,000 shares of Common Stock of the Company at an exercise price of $2.00 per share. The options shall be vested in a period of 36 months so long as he remains a director until fully vested. The options were granted under the Company's 2012 Stock Incentive Plan and shall expire 10 years from the grant date. The agreement prohibits the Board Member from employment or connection with, or holding any office in, any business or undertaking which competes with any business of the Company or is a customer or supplier of the Company. During the year ended December 31, 2012 the Company recorded stock based compensation expense in total amount of $220.

The Company used a Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.85%-1.03% dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 80% and expected life of the options of 5.23 years.

As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $117 which is expected to be recognized over a weighted average period of approximately 2 years.

INVESTMENT IN PARENT COMPANY	12 Months Ended
Dec. 31, 2012
Investment Holdings [Abstract]
INVESTMENT IN PARENT COMPANY
NOTE 3: -	INVESTMENT IN PARENT COMPANY

The Company currently holds 17,873,054 shares of Can-Fite's outstanding Ordinary shares that have certain a resale restriction provisions (also see Note 1.b.). As a result of such restrictions, the Company adjusted the quoted market price in the Tel-Aviv Stock Exchange of its investment in Parent Company's shares, to reflect the discount that results from the resale restriction provisions. In measuring the fair value the Company used a Protective Put Option model. In estimating the fair value, the Company used Black-Scholes option-pricing model with the following weighted-average assumptions as of December 31, 2012: risk-free interest rates ranging from 1.66% to 1.74%; dividend yields of 0%; volatility factors of 77.06%; and a weighted-average contractual life of the options of between 0.14 and 0.89 years.

The Company reviews various factors in determining whether it should recognize an other-than-temporary impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis. Based on the Company’s consideration of these factors, as of December 31, 2012 the Company recognized other-than-temporary impairment in a total amount of $323 related to its holding of Can-Fite shares, which is presented as part of financial expenses, in the Consolidated Statements of Comprehensive Loss.

As of December 31, 2012, the Company's investment in Parent Company is $828 classified as short term assets and $401 is classified in long term assets, presented at cost. During 2012, the Company recorded other than temporary impairment of $323. Such impairment reduced the cost basis of its short term and long term investments in Parent Company by $180 and $143, respectively.

OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2012	2011

Prepaid expenses	$249	$-
Tax authorities	9	3

	$258	$3

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Accounts Payable	4	6
Accrued expenses	$195	$154

	$199	$160

DERIVATIVE RELATED TO SERVICE AGREEMENT	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 6:-	DERIVATIVE RELATED TO SERVICE AGREEMENT

In contemplation with the Reverse Recapitalization described in Note 1.b, on November 21, 2011 the Company entered into the Service Agreement.

According to the Service Agreement, in consideration for Can-Fite's services, Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). Furthermore, the Company is required to pay Can-Fite an additional payment of 2.5% from all future proceeds received by OphthaliX or any of its affiliates in relation to CF101. Can-Fite has the right (the "Exchange Right" or the "Derivative"), at any time from November 21, 2011 until the 5th-year anniversary thereof, to convert its exchange right for the additional payment into a warrant (the "Warrant") to purchase 2,160,102 shares of Common Stock of the Company. The exercise price for the Warrant shall be as follows: (i) in the event that within 12 months of November 21, 2011, the Company or any of its affiliates completes any transaction which has a "bio-dollar" value of more than $100 million (a "Qualified Financing Arrangement"), then the exercise price shall be the par value of the shares of Common Stock, and (ii) at any other time, then the exercise price for all the shares shall be an aggregate of US$2.5 Million, equal to a per share exercise price of $1.144.

The Company's management applied ASC 815 to evaluate whether the Exchange Right (contingent call option to holders) instrument is a financial instrument that has the characteristics of a derivative. In specific the Company's management had also evaluated ASC 815-10-15-74(a) scope exception.

The Company's management concluded that the Exchange Right doesn't have fixed settlement provisions, and therefore, should be classified as liability at inception. The Exchange Right is being re-measured at fair value each reporting period until date of exercise or expiration with the change in value reported in the statement of comprehensive loss (as part of financial income/expenses).

Consequently, the Company recorded as part of the Reverse Recapitalization a liability related to the Exchange Right in the amount of $438 based on its fair value. Issuance expenses that were allocated to this component, amounted to $50, were expensed immediately and were included as part of financial expenses in the consolidated statements of comprehensive loss for the period ended in December 31, 2011 (see Note 7 for the re-measurement at year end).

The fair value of the Derivative as of December 31, 2012 and 2011 amounted to $ 470 and $ 1,436 respectively, was determined using the binomial option-pricing model. The aforementioned option-pricing model requires a number of assumptions, of which most significant are the expected stock price volatility and the expected term. In estimating the derivative fair value, the Company used the following assumptions:

	December 31		Issuance
	2012	2011	date

Risk-free interest rate (1)	0.54%	0.83%	0.92%
Expected volatility (2)	79.13%	76.30%	76.26%
Expected life (in years) (3)	3.92	4.92	5
Expected dividend yield (4)	0	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)
Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Since the quoted market value of the Company’s Common Stock was based on a sporadically traded stock with little or no volume, the Company's management determined the Company's stock price fair value based on ASC 820 Fair Value Measurement using the income approach assisted by a third party specialist. Consequently, the Company used the estimates stock price fair value in the underlying assumptions of the computation of the fair value of the derivative related to the Service Agreement.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 10:-	RELATED PARTY TRANSACTIONS

On November 21, 2011, the Company entered into a license agreement with the Parent Company, (for further information, refer to Notes 1.b and 6). Details of the transactions with related parties are depicted in the following tables:

Transactions with related parties:
	December 31,	Period from June 27, 2011 (inception date) to December 31,
	2012	2011
Results of Operations

Research and development expenses (1)	$1,506	$216

General and administrative expenses (2)	$61	$-

	December 31,
	2012	2011
Balances with Related Party

Related company (1)	$72	$(140)

Investment in Parent Company (2)	$1,229	$1,508

Other account payables and accrued expenses (1)	$(100)	$(100)

(1)	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
(2)	Transactions related to Investment in Parent Company. See Notes 2.e and 3.

During February 2013, the Parent Company's board of directors resolved to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company. See Note 1.c.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9:-	INCOME TAXES

The Company and its Israeli subsidiary are separately taxed under the domestic tax laws of the state of incorporation of each entity.

a.	Net operating losses carryforward:

The Company is subject to U.S. income taxes. As of December 31, 2012, the Company has net operating loss carryforwards for federal income tax purposes of approximately $476 which expires in the years 2018 to 2032. The Company has no operating loss carry forwards for state income tax purposes. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

The Company's subsidiary in Israel has estimated accumulated losses for tax purposes as of December 31, 2012, in the amount of approximately $825 which may be carried forward and offset against taxable income in the future for an indefinite period.

b.	According to the law in Israel the results of the Israeli subsidiary for tax purposes are measured in nominal values.

c.	Profit (loss) before taxes is comprised as follows:

	Year ended December 31,
	2012	2011

Domestic (USA)	$40	$(1,161)
Foreign (Israel)	(1,903)	(240)

	$(1,863)	$(1,401)

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2011

Reserves and allowances, net	$172	$36
Operating loss carryforward	397	56

Net deferred tax asset before valuation allowance	569	92
Valuation allowance	(569)	(92)

Net deferred tax asset	$-	$-

The Company has provided valuation allowance in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences.

Management currently believes that since the Company and its subsidiary have a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

e.	Tax rates applicable to the income of the Company:

The Israeli corporate tax rate is 25% in 2012.

On December 5, 2011, the Israeli Parliament passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The corporate tax in the U.S. applying to a Company (incorporated in state of Delaware), consists of a progressive corporate tax at a rate of up to 35% plus state tax and local tax at rates depending on the state and the city in which the company manages its business. In the Company's estimation, it is subject to approximately a 40% tax rate.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
NOTE 6:-	SUBSEQUENT EVENTS

On May 9, 2013, the Company’s Board of Directors granted options, which were modified on May 29, 2013 as to number and exercise price, to purchase 58,750 shares of its common stock to Itay Weinstein, its Chief Financial Officer. These options have an exercise price of $2.00 per share and expire on May 29, 2023. 29,375 of these options vest immediately and the remaining 29,375 will vest over a period of three years on a quarterly basis for 12 consecutive quarters from the date of the grant. Also, on May 9, 2013 (as modified on May 29, 2013), the Company’s Board of Directors approved the grant of options, with the same terms as the options granted to Mr. Weinstein, to certain members of the Company’s Board of Directors, its Secretary and a director of Eye-Fite. The option grants to the Company’s Secretary and the Eye-Fite director were made but later rescinded by the Company’s Board of Directors on June 13, 2013 and the respective grantees waived any rights in and to such options. The options to be granted to the members of the Company’s Board of Directors, which also required the approval of the Company’s stockholders, were never granted due to the failure to obtain such stockholder approval.

On June 17, 2013, the Company sold 268,095 ordinary shares of Can-Fite for consideration in the amount of $511.

On July 1, 2013, the Company’s Board of Directors appointed Dr. Michael Belkin to serve as a member of the Company’s Board of Directors, and also approved the grant to Dr. Belkin, of options to purchase 235,000 common shares. These options have an exercise price of $1.475 per share and expire on June 30, 2023. 19,584 of these options vest on September 30, 2013, 19,584 on December 31, 2013 and the rest will vest over a period of three years on a quarterly basis for 12 consecutive quarters from the date of the grant.

NOTE 11:-	SUBSEQUENT EVENTS

On December 12, 2012, the Board of Directors approved the appointment of Dr. Gil Ben-Menachem as Chief Executive Officer of the Company effective January 1, 2013. The Board of Directors also approved an Employment Agreement with Dr. Ben-Menachem which will be effective January 1, 2013. On February 25, 2013, the agreement was terminated.

On January 29, 2013, the Board of Directors approved the adoption of an annex (the “Annex”), a copy of which is filed as an exhibit to this report, to the 2012 Stock Incentive Plan. On February 7, 2013, the Annex was filed with the Israeli Tax Authorities. The Company anticipates the Annex to become effective on March 8, 2013.

On February 28, 2013, the board of Directors approved the appointment of Mr. Barak singer as the Chief Executive Office of the Company effective March 1, 2013. The Board of Directors also approved an amendment dated February 28, 2013 to the existing Employment Agreement and non-competition agreement dated February 22, 2011 between Can-Fite and Mr. Singer whereby Mr. Singer will serve as Chief Executive Officer of OphthaliX while as the same time continuing to serve as Vice-President of Business Development of Can-Fite. He will devote approximately 50% of his time to each position and we will pay one-half of the costs under the Employment Agreement.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies
Use of Estimates
a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars:
b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars, the functional and reporting currency of the Company.

Although the majority of the Company and its Subsidiary's operations are conducted in Israel, most of their expenses are in the U.S dollar. Therefore, the Company's management believes that the U.S dollar is the currency of the primary economic environment in which the Company and its Subsidiary operate.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of comprehensive loss as financial income or expenses, as appropriate.

Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from time of deposit.
Investment in Parent Company:
e.	Investment in Parent Company:

In accordance with ASC320, the accounting for the Company's investment in the equity securities depend on the remaining period of the tradability restriction in its respective market of the shares, described in Note 1.b.

Shares that are restricted for less than one year should be re-measured to reflect fair value at each cutoff date. These securities are classified as available-for-sale securities carried at fair value, with unrealized gains and losses reported as a separate component of shareholders' equity under accumulated other comprehensive loss in the consolidated balance sheets. The rest of the restricted shares that have trade restrictions for more than one year should be accounted as a financial asset, on a cost basis (based on the valuation of an expert as of transaction date).

For investments classified as available-for-sale securities, unrealized gains and losses are recorded in accumulated other comprehensive loss, a separate component of stockholders' equity, realized gains and losses on sales of available-for-sale securities, as determined on a specific identification basis, are included in the consolidated statement of comprehensive loss.

The Company recognizes an impairment charge when a decline in the fair value of its investments in securities is below the cost basis of such securities is judged to be other than temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized as part of financial expenses (income), net in the statement of comprehensive loss and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive loss. During 2012, the Company recorded other than temporary impairment of $323. (See also Note 3).

Research and Development Expenses
f.	Research and development expenses:
All research and development costs are expensed as incurred.
Accounting for stock-based compensation:
g.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected option term represents the period that the Company's stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees.

Basic and diluted net loss per share:
h.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares of Common Stock, par value $0.001 per share (the "Common Stock") outstanding during each period. Diluted net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each period, plus dilutive potential Common Stock considered outstanding during the period, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding warrants and options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 747,267 and 2,692,972 for the year ended December 31, 2012 and for the period ended December 31, 2011, respectively.

Income Taxes
i.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiary provide a full valuation allowance, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognize and to measure uncertain tax positions in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2012 and 2011, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Concentration Risk
j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and other account receivables.

Cash and cash equivalents are deposited with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Fair value of financial instruments:
k.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, marketable securities, accounts receivable, other accounts payable and accrued expenses, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and credit ratings.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of March 31, 2013 and December 31, 2012.

	March 31, 2013
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$1,031	$399	$632	$-
Derivative related to Service Agreement	(411)	-	-	(411)

Total Financial Assets, net	$620	$399	$632	$(411)

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-
Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of December 31, 2012 and 2011.

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-

Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

	December 31, 2011
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$172	$-	$172	$-

Derivative related to Service Agreement	(1,436)	-	-	$(1,436)

Total Financial Assets, net	$(1,264)	$-	$172	$(1,436)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

Schedule of Effect of Significant Unobservable Inputs, Changes in derivative [Table Text Block] [Table Text Block]
The following table presents the changes in Level 3 instruments measured on a recurring basis for the three months ended March 31, 2013. The Company's Level 3 instruments consist of derivatives.

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436
Change in fair value of derivatives	(966)

Balance at December 31, 2012	470
Change in fair value of derivatives	(59)

Balance at March 31, 2013 (unaudited)	$411

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012 and 2011. The Company's Level 3 instruments consist of Derivative (see Note 6).

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives (see Note 6)	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436

Change in fair value of derivatives	(966)

Balance at December 31, 2012	$470

OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Prepaid expenses	$249	$-
Tax authorities	9	3

	$258	$3

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011

Accounts Payable	4	6
Accrued expenses	$195	$154

	$199	$160

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Profit (Loss) Before Taxes Is Comprised As Follows (Table)
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Profit (loss) before taxes is comprised as follows:
	Year ended December 31,
	2012	2011

Domestic (USA)	$40	$(1,161)
Foreign (Israel)	(1,903)	(240)

	$(1,863)	$(1,401)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2011

Reserves and allowances, net	$172	$36
Operating loss carryforward	397	56

Net deferred tax asset before valuation allowance	569	92
Valuation allowance	(569)	(92)

Net deferred tax asset	$-	$-

DERIVATIVE RELATED TO SERVICE AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative, Valuation Assumptions [Table Text Block] [Table Text Block]
	December 31		Issuance
	2012	2011	date

Risk-free interest rate (1)	0.54%	0.83%	0.92%
Expected volatility (2)	79.13%	76.30%	76.26%
Expected life (in years) (3)	3.92	4.92	5
Expected dividend yield (4)	0	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)
Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties
Schedule Of Results of Operations of Related Party Transactions [Table Text Block]
Transactions with related parties:
	December 31,	Period from June 27, 2011 (inception date) to December 31,
	2012	2011
Results of Operations

Research and development expenses (1)	$1,506	$216

General and administrative expenses (2)	$61	$-

Schedule Of Balances with Related Party [Table Text Block]
	December 31,
	2012	2011
Balances with Related Party

Related company (1)	$72	$(140)

Investment in Parent Company (2)	$1,229	$1,508

Other account payables and accrued expenses (1)	$(100)	$(100)

(1)	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
(2)	Transactions related to Investment in Parent Company. See Notes 2.e and 3.

GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Nov. 21, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Percentage of Fully Diluted Issued And Outstanding Share Capital On Reverse Recapitalization	87.00%
Royalties minimum percentage on net sales		4.00%					4.00%
Royalties maximum percentage on net sales		5.50%					5.50%
Milestone minimum payments		$ 25
Milestone maximum payments		500
Payments of Percentage of sublicensing revenues	20.00%
Percentage of future additional payments on all proceeds	2.50%
Conversion of additional payment into shares	2,160,102
Description Service fee	Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%).
Deferred Obligation Amount	420
Interest rate of deferred payments	3.00%
Balance					17,873,054	17,873,054
Stock Issued During Period, Value, New Issues				4,661 [1]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.72
Net Loss		(742)	(2,824)	(1,401)	(1,863)	(3,264)	(4,006)
Net Cash Used In Operating Activities		(195)	(974)	(56)	(2,714)	(2,770)	(2,965)
Can Fite [Member]
Percentage of Issued and Outstanding Share Capital					7.00%
Percentage of Sale Issued shares	12.50%
Proceeds From Issuance Of Common Stock 2	500
Stock Issued During Period Shares New Issues 2	437,005
Equity Issuance Per Share Amount 2	$ 1.144
Stock Issued During Period, Shares, New Issues	2,097,626
Stock Issued During Period, Shares, Acquisitions	36,000,000
Balance	17,873,054
Stock Issued During Period, Value, New Issues	2,400
New Investors [Member]
Stock Issued During Period, Shares, New Issues	2,910,456
Proceeds from Issuance of Common Stock	3,330
Payments of Stock Issuance Costs	$ 333
Equity Issuance, Per Share Amount	$ 1.144

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).

SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0	$ 323		$ 323	$ 323
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				747,267	2,692,972
Description of Tax Benefit				more than 50% likely to be realized upon ultimate settlement

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in Parent Company	$ 1,031	$ 828	$ 172
Derivative related to Service Agreement	(411)	(470)	(1,436)
Total Financial Assets, net	620	358	(1,264)
Fair Value, Inputs, Level 1 [Member]
Investment in Parent Company	399	199	0
Derivative related to Service Agreement	0	0	0
Total Financial Assets, net	399	199	0
Fair Value, Inputs, Level 2 [Member]
Investment in Parent Company	632	629	172
Derivative related to Service Agreement	0	0	0
Total Financial Assets, net	632	629	172
Fair Value, Inputs, Level 3 [Member]
Investment in Parent Company	0	0	0
Derivative related to Service Agreement	(411)	(470)	(1,436)
Total Financial Assets, net	$ (411)	$ (470)	$ (1,436)

FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Change in fair value of derivatives	$ 59	$ (2,117)	$ (1,048)	$ 966	$ (82)	$ (23)
Fair Value, Inputs, Level 3 [Member]
Balance	470	1,436	0	1,436
Fair value of derivatives (see Note 6)			438
Change in fair value of derivatives	(59)		998	(966)
Balance	$ 411		$ 1,436	$ 470	$ 470	$ 411

EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		2 Months Ended	1 Months Ended
	Nov. 21, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member] Minimum [Member]	Nov. 21, 2011 Common Stock [Member]	Nov. 21, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2012 Stock Option Plan [Member]	Feb. 06, 2012 Stock Option Plan [Member]	Feb. 28, 2013 Option Plan [Member] Chief Executive Officer [Member] Subsequent Event [Member]	Apr. 22, 2013 Stock Incentive Plan [Member] Chief Executive Officer [Member] Subsequent Event [Member]	Nov. 21, 2011 Warrants Not Settleable in Cash [Member]	Nov. 21, 2011 Investors [Member]	Nov. 21, 2011 Can Fite [Member]	Nov. 21, 2011 Investors And Can Fite Warrants [Member]	Apr. 22, 2013 Time Based Options [Member] Chief Executive Officer [Member] Subsequent Event [Member]
Reverse Recapitalization, Warrants Issued	532,870																	1,455,228	1,267,315
Reverse Recapitalization, Fair Value Of Warrants Issued	$ 329										$ 304	$ 25
Fair Value Assumptions, Risk Free Interest Rate										0.85%							0.92%
Fair Value Assumptions, Expected Dividend Rate									0.00%								0.00%
Fair Value Assumptions, Expected Volatility Rate									80.00%								76.23%
Fair Value Assumptions, Expected Term									5 years 2 months 23 days								3 years 8 months 19 days
Warrants, Exercise Price	$ 1.72																$ 1.144
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value																	$ 458
Investment Warrants, Exercise Price	$ 1.72																$ 1.144
Common Stock, Capital Shares Reserved for Future Issuance													4,665,000	4,900,000
Common Stock, Par Or Stated Value		$ 0.001		$ 0.001			$ 0.001							$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Gross													235,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance													$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term													36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													10 years								10 years
Share-based Compensation		30	68	0	220	220	250
Options, Risk-free interest rate										0.85%							0.92%
Options, Expected Dividend Rate									0.00%								0.00%
Options, Expected Volatility Rate									80.00%								76.23%
Options, Expected Term									5 years 2 months 23 days								3 years 8 months 19 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					$ 117	$ 117
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									2 years
Fair Value Assumptions, Expected Term, Simplified Method																	Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows: December 31, 2012 2011 Reserves and allowances, net $ 172 $ 36 Operating loss carryforward 397 56 Net deferred tax asset before valuation allowance 569 92 Valuation allowance (569) (92) Net deferred tax asset $ - $ -			5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								58,750							39,155						469,855
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 2							$ 1.1757	$ 1.1757					$ 1.1757
Investment Options, Expiration Date															Feb 28, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													10 years								10 years

INVESTMENT IN PARENT COMPANY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Balance				17,873,054	17,873,054
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				1.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				1.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				77.06%
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0	$ 323	$ 323	$ 323
Cost Method Short term investments				828	828
Cost Method Long term investments				401	401
Impairment on short term investments				180
Impairment on long term investments				$ 143
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				1 month 20 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				10 months 20 days

OTHER ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses		$ 249	$ 0
Tax authorities		9	3
Accounts and Other Receivables, Net, Current	$ 137	$ 258	$ 3

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable		$ 4	$ 6
Accrued expenses		195	154
Accounts Payable and Accrued Liabilities, Current	$ 162	$ 199	$ 160

DERIVATIVE RELATED TO AGREEMENT (Details) (Derivative [Member])	1 Months Ended	12 Months Ended
	Nov. 21, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivative [Member]
Risk-free interest rate (1)	0.92%	0.54%	0.83%
Expected volatility (2)	76.26%	79.13%	76.30%
Expected life (in years) (3)	5 years	3 years 11 months 1 day	4 years 11 months 1 day
Expected dividend yield (4)	0.00%	0.00%	0.00%

DERIVATIVE RELATED TO AGREEMENT (Details Textual) (USD $)	1 Months Ended
	Nov. 21, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivative, Service Agreement consideration	15
Issuance warrants to purchase of common stock	2,160,102
Transaction (Bio Dollar) Qualified Financing Arrangement	$ 100,000,000
Additional Fees To Be Paid	2.50%
Value for Excersise Price of Shares	2,500,000
Warrant Exercise price per share	$ 1.144
Derivative Liability, Fair Value, Gross Liability	438,000
Derivative Liabilities, Noncurrent		470,000	1,436,000
Payments of Derivative Issuance Costs	$ 50,000

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Profit (loss) before taxes	$ (1,863)	$ (1,401)
Domestic Tax Authority [Member]
Profit (loss) before taxes	40	(1,161)
Foreign Tax Authority [Member]
Profit (loss) before taxes	$ (1,903)	$ (240)

INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves and allowances, net	$ 172	$ 36
Operating loss carryforward	397	56
Net deferred tax asset before valuation allowance	569	92
Valuation allowance	(569)	(92)
Net deferred tax asset	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Operating Loss Carryforwards	$ 476
Accumulated Deficit	(3,264)	(4,006)	(1,401)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	35.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	40.00%
Operating Loss Carryforwards, Expiration Dates	expires in the years 2018 to 2032
Foreign Tax Authority [Member]
Accumulated Deficit	$ 825

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Research And Development Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 216	$ 1,506
General And Administrative Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 61

RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Company [Member]
Balances with Related Party
Due to Related Parties, Current	$ 72	[1]	$ (140)	[1]
Investment In Parent Company [Member]
Balances with Related Party
Due to Related Parties, Current	1,229	[2]	1,508	[2]
Other Account Payables And Accrued Expenses [Member]
Balances with Related Party
Due to Related Parties, Current	$ (100)	[1]	$ (100)	[1]

[1]	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
[2]	Transactions related to Investment in Parent Company. See Notes 2.e and 3.

SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2011	Jun. 30, 2013 Subsequent Event [Member]	May 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Director [Member]
Share based Compensation Arrangements by Share based Payment Award Options Expire date			May 29, 2023
Share based Compensation Arrangements by Share based Payment Award Options Vested			29,375	19,584
Share based Compensation Arrangements by Share based Payment Award Options Expected to vest			29,375	19,584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			58,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2
Stock Issued During Period, Shares, New Issues		268,095
Stock Issued During Period, Value, New Issues	$ 4,661 [1]	$ 511
Stock Issued During Period, Shares, Share-based Compensation, Gross				235,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance				$ 1.475

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).